Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco Global Core Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class A) —including sales charge
Average Annual Return, Percent	8.93%	6.82%	8.08%
Invesco Global Core Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class C) —including sales charge
Average Annual Return, Percent	13.43%	7.25%	8.05%
Invesco Global Core Equity Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class R)
Average Annual Return, Percent	14.97%	7.77%	8.43%
Invesco Global Core Equity Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class Y)
Average Annual Return, Percent	15.60%	8.30%	8.97%
Invesco Global Core Equity Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class R5)
Average Annual Return, Percent	15.57%	8.34%	9.00%
Invesco Global Core Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class R6)
Average Annual Return, Percent	15.70%	8.42%	9.00%
Invesco Global Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Small Cap Equity Fund (Class A) —including sales charge
Average Annual Return, Percent	15.29%	7.08%	7.70%
Invesco Global Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Small Cap Equity Fund (Class C) —including sales charge
Average Annual Return, Percent	20.25%	7.48%	7.67%
Invesco Global Small Cap Equity Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Small Cap Equity Fund (Class Y)
Average Annual Return, Percent	22.43%	8.58%	8.59%
Invesco Global Small Cap Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Small Cap Equity Fund (Class R6)
Average Annual Return, Percent	22.51%	8.69%	8.64%
Invesco International Small Company Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small Company Fund (Class A) —including sales charge
Average Annual Return, Percent	18.90%	6.77%	7.89%
Invesco International Small Company Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small Company Fund (Class C) —including sales charge
Average Annual Return, Percent	23.90%	7.18%	7.85%
Invesco International Small Company Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small Company Fund (Class Y)
Average Annual Return, Percent	26.22%	8.27%	8.78%
Invesco International Small Company Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small Company Fund (Class R5)
Average Annual Return, Percent	26.31%	8.45%	8.94%
Invesco International Small Company Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small Company Fund (Class R6)
Average Annual Return, Percent	26.42%	8.52%	9.01%
Invesco Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class A) —including sales charge
Average Annual Return, Percent	1.86%	5.80%	8.65%
Invesco Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class C) —including sales charge
Average Annual Return, Percent	6.06%	6.21%	8.61%
Invesco Small Cap Equity Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class R)
Average Annual Return, Percent	7.54%	6.73%	8.99%
Invesco Small Cap Equity Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class Y)
Average Annual Return, Percent	8.12%	7.27%	9.54%
Invesco Small Cap Equity Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class R5)
Average Annual Return, Percent	8.15%	7.38%	9.69%
Invesco Small Cap Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class R6)
Average Annual Return, Percent	8.31%	7.47%	9.78%
Without Sales Load [Member] | Invesco Global Core Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.25%	8.03%	8.69%
Without Sales Load [Member] | Invesco Global Core Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	14.43%	7.25%	8.05%
Without Sales Load [Member] | Invesco Global Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Small Cap Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	22.00%	8.29%	8.31%
Without Sales Load [Member] | Invesco Global Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Small Cap Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	21.12%	7.48%	7.67%
Without Sales Load [Member] | Invesco International Small Company Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small Company Fund (Class A) —excluding sales charge
Average Annual Return, Percent	25.83%	7.99%	8.51%
Without Sales Load [Member] | Invesco International Small Company Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Small Company Fund (Class C) —excluding sales charge
Average Annual Return, Percent	24.90%	7.18%	7.85%
Without Sales Load [Member] | Invesco Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	7.78%	7.01%	9.26%
Without Sales Load [Member] | Invesco Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.98%	6.21%	8.61%
MSCI World IndexSM (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM (Net)
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI ACWI ex-USA® Index (Net) [Member] [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA® Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.41%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI ACWI Small Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index (Net)
Average Annual Return, Percent	19.72%	7.29%	9.32%
MSCI Europe Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index (Net)
Average Annual Return, Percent	35.41%	10.30%	8.52%
MSCI ACWI ex USA Small Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (Net)
Average Annual Return, Percent	29.26%	6.91%	8.13%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%	6.09%	9.62%